DISCONTINUED OPERATIONS - Cash flow statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operational Activities
Income before income tax and social contribution	R$ 6,368,606	R$ 15,930,518	R$ 2,957,864
Adjustments:
Depreciation and amortization	1,807,429	1,701,989	1,523,906
Financial charges	1,853,083	13,523	1,048,041
Others	(960,683)	146,405	503,420
Adjustments to reconcile profit (loss)	(1,544,389)	(11,506,125)	128,156
Payment of income tax and social contributions	(3,355,646)	(2,236,737)	(1,886,815)
Payment of refinancing of taxes and contributions - principal	(29,242)	(51,883)	(152,168)
Payment of legal provisions	(1,792,631)	(1,086,695)	(652,199)
Net cash provided by operating activities	(379,997)	(546,575)	(1,926,333)
CASH FLOW FROM FINANCING ACTIVITIES
Loans and financing obtained / debentures obtained	6,779,312	1,024,168	930,017
Payment of loans and financing - principal	(12,463,148)	(6,374,321)	(5,493,574)
Receipt of advances for future capital increase	3,660,215
Global Reversion Reserve Resources			800,654
Others	(51,412)	(149,148)	173,317
Net cash provided by financing activities	414,724	549,046	2,029,641
CASH FLOW FROM INVESTMENT ACTIVITIES
Purchase of property, plant and equipment	(1,954,652)	(1,132,006)	(1,206,337)
Acquisition of intangible assets	(65,550)	(129,039)	(36,210)
Others	(55,723)	25	89,634
Net cash provided by investment activities	6,337	(30,146)	(77,550)
Net cash provided by discontinued operations	41,064	(27,675)	25,758
Discontinued operations
Operational Activities
Income before income tax and social contribution	3,427,987	214,583	(3,158,262)
Adjustments:
Depreciation and amortization		150,732	227,397
Monetary and exchange variations, net	5,396	(74,216)	(302,012)
Financial charges	361,536	2,264,293	3,609,616
Gain on sale of subsidiary	(5,037,140)	(2,967,097)	(1,524,687)
Net operating provisions	2,058,053	2,475,670	1,046,973
Others	(1,416,476)	(136,601)	(664,140)
Adjustments to reconcile profit (loss)	(4,028,631)	1,712,780	2,393,147
Net income from changes in operating assets and liabilities	451,783	(1,971,156)	(953,549)
Payment of financial charges	(36,404)	(40,088)	(121,073)
Payment of income tax and social contributions	(143,012)	(102,072)
Payment of refinancing of taxes and contributions - principal	(3,769)	(16,809)	(10,414)
Payment of legal provisions	(48,000)	(227,204)	(74,066)
Judicial deposits	49	(116,610)	(2,116)
Net cash provided by operating activities	(379,997)	(546,575)	(1,926,333)
CASH FLOW FROM FINANCING ACTIVITIES
Loans and financing obtained / debentures obtained	449,422	85,156	2,190,673
Payment of loans and financing - principal	(34,698)	(1,019,908)	(153,379)
Global Reversion Reserve Resources		1,484,127
Others		(329)	(7,653)
Net cash provided by financing activities	414,724	549,046	2,029,641
CASH FLOW FROM INVESTMENT ACTIVITIES
Purchase of property, plant and equipment	(60)	(17,538)	(23,844)
Acquisition of intangible assets	(746)	(20,014)	(34,107)
Others	7,143	7,406	(19,599)
Net cash provided by investment activities	6,337	(30,146)	(77,550)
Net cash provided by discontinued operations	R$ 41,064	R$ (27,675)	R$ 25,758